Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Balance at the beginning		₨ 440,564.6	₨ 519,135.8	₨ 598,034.7
Net change in translation reserve - equity accounted investees (net)	$ 0.6	53.0	2,178.9	1,500.1
Balance at the end	5,833.7	479,355.5	440,564.6	519,135.8
Currency translation reserve [Member]
Balance at the beginning	1,077.8	88,560.6	89,692.0	51,422.5
Exchange differences arising on translating the net assets of foreign operations (net)	143.4	11,784.2	(4,756.7)	40,454.9
Change in effective portion of hedges of net investment in foreign operations	(45.9)	(3,769.1)	1,446.4	(3,685.5)
Net change in translation reserve - equity accounted investees (net)	0.7	52.9	2,178.9	1,500.1
Balance at the end	$ 1,176.0	₨ 96,628.6	₨ 88,560.6	₨ 89,692.0